Stock compensation expense - Summary of Weighted-Average Assumptions (Details) - Stock Option	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility (as a percent)	48.50%	38.00%	31.10%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected term (years)	6 years 2 months 12 days	6 years 1 month 6 days	7 years
Risk free rate (as a percent)	0.70%	0.80%	2.50%